Note 25 - Income Tax (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Applicable tax rate	22.00%	22.00%	23.00%	24.00%